Employee benefits (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [Abstract]
Service cost or benefits received during the year	$ 0	$ 2	$ 2
Interest cost in benefit obligation	319	359	387
Actual return in plan assets	133	1,694	293
Amortization of prior year losses	160	219	184
Net gain during the year	(568)	599	610
Net periodic pension expense	$ (159)	$ 41	$ 29